SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Consolidation and Basis of Preparation—The consolidated financial statements include the financial results of Tangoe, Inc. and its wholly owned subsidiaries Tangoe EU, B.V., Tangoe (China) Co., Ltd. and Tangoe P-L, Inc. (formerly ProfitLine, Inc.) acquired by the Company on December 19, 2011, described further in Note 4. Intercompany balances and transactions have been eliminated in consolidation.

        Cash and Cash Equivalents—The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of a variable interest rate account. As of December 31, 2011, the Company had restrictions on $3.1 million of its $43.4 million of cash and cash equivalents as per the line of credit agreement.

        Revenue Recognition—Recurring technology and services revenue consists of subscription-based fees, software subscription license fees, software maintenance fees and hosting fees related to the use of the Company's solution to manage its customers' communications expenses. Strategic consulting, software licenses and other revenues consist of fees for perpetual software licenses, professional services, contract negotiations and bill audits.

        The Company recognizes revenue when persuasive evidence of an arrangement exists, pricing is fixed and determinable, collection is reasonably assured and delivery or performance of service has occurred. Recurring technology and services subscription-based fees, software subscription license fees, software maintenance fees, and hosting fees are recognized ratably over the term of the period of service. The subscription-based services we provide include help desk, asset procurement and provisioning, and carrier dispute resolution. Prior to 2010, as a result of limited history regarding customer renewals, implementation fees associated with recurring technology and services engagements with terms equal to or less than 36 months were recognized over 36 months and implementation fees associated with engagements with terms exceeding 36 months were recognized over the life of the contract. In 2010, due to having greater evidence regarding customer renewals, the Company believed it was appropriate to extend the estimated expected life of the customer relationship to be equal to twice the contract life calculated on a per-customer basis and to recognize implementation fees ratably over this period. This change did not have a material impact on the Company's consolidated financial statements.

        Software license fees consist of fees paid for a perpetual license agreement for the Company's technology, which are recognized in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605, Software Revenue Recognition, as amended. When contracts contain multiple elements wherein vendor specific objective evidence ("VSOE") of fair value exists for all undelivered elements, the Company accounts for the delivered elements in accordance with the residual method prescribed by the authoritative guidance. VSOE of fair value for maintenance and support is established by a stated renewal rate included in the license arrangement or rates charged in stand-alone sales of maintenance and support. If software maintenance fees are provided for in the license fee or at a discount pursuant to a license agreement, a portion of the license fee equal to the fair market value of these amounts is allocated to software maintenance revenue based on the value established by independent sales of such maintenance services to customers.

        Professional services related to the implementation of the Company's software products ("Consulting Services") are generally performed on a fixed fee basis under separate service arrangements. Consulting Services revenue is recognized as the services are performed by measuring progress towards completion based upon either costs or the achievement of certain milestones. The Company also provides contract negotiation and bill audit services ("Strategic Sourcing Services") on behalf of its customers, which are generally performed on a contingency fee basis, with the Company's fees being based on a percentage of the savings the Company achieves for the customer. Revenue from Strategic Sourcing Services engagements is recognized as savings are secured for the customer, based upon the amount of savings secured multiplied by the contingency fee percentage to which the Company is entitled.

        In accordance with ASC 605, Income Statement Characterization of Reimbursements Received for Out-of-Pocket Expenses, the Company classifies reimbursed expenses as revenue and the related expense within cost of revenue in the accompanying consolidated statements of operations. For the years ended December 31, 2009, 2010 and 2011, reimbursed expenses of $30,702, $148,407 and $272,100, respectively, were included in revenue.

        Software Development Costs—The Company expenses research and development costs as incurred. The Company has evaluated the establishment of technological feasibility of its products in accordance with ASC 350, Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed. The Company has concluded that technological feasibility is not established until the development stage of the product is nearly complete. The time period during which costs could be capitalized from the point of reaching technological feasibility until the time of general release is very short and, consequently, the amounts that could be capitalized are not material to the Company's financial position or results of operations. Therefore, the Company charges all such costs to research and development in the period incurred.

        Computers, Furniture and Equipment—Computers, furniture and equipment are stated at historical cost. Depreciation of computers, furniture and equipment is provided for, commencing when the assets are placed in service, using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements are amortized over the lease term, which is shorter than the useful lives.

        Deferred Rent—The Company has operating leases for various office spaces, some of which include a rent escalation clause. GAAP requires that rental expense be reflected on a straight-line basis over the life of the lease. This results in deferred rent on the consolidated balance sheet.

        Income Taxes—The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred tax assets and liabilities are measured based on the difference between the financial statement carrying amounts and the respective tax basis of assets and liabilities and net operating loss carryforwards available for tax reporting purposes using the applicable tax rates for the years in which the differences are expected to reverse. A valuation allowance is recorded on deferred tax assets unless realization is determined to be more likely than not. Effective January 1, 2009, the Company adopted ASC 740, Accounting for Uncertainty in Income Taxes, ("ASC 740"), which did not have a material effect on its consolidated financial statements.

        Concentration of Credit Risk—Financial instruments that subject the Company to risk of loss consist principally of accounts receivable. For the years ended December 31, 2009, 2010 and 2011, no individual end customer represented greater than 10% of total revenue. For the years ended December 31, 2009 and 2010, one strategic alliance partner represented 11.8% and 10.6%. For the year ended December 31, 2011, no strategic alliance partner represented greater than 10% of total revenue. As of December 31, 2010, one strategic alliance partner represented a greater than 10% concentration of total accounts receivable of 14.7%. As of December 31, 2011 no strategic alliance partner represented a greater than 10% concentration of total accounts receivable. The Company has balances with financial institutions in excess of the Federal Deposit Insurance Corporation limit. The Company believes that credit risks associated with these concentrations are limited, as the amounts are held by major financial institutions in the United States.

        Accounts Receivable and Allowance for Doubtful Accounts—Accounts receivable are reported on the balance sheet at their outstanding principal balance, net of an estimated allowance for possible losses. The allowance for possible losses is estimated based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are charged against the allowance (written-off) when substantially all collection efforts cease. Based on the information available, the Company's management believes that the allowance for doubtful accounts as of December 31, 2010 and 2011 is adequate.

        Cash Held on Behalf of Customers—The Company's services for some customers include the payment of the customer's communications invoices directly to the carrier. Such payments are made from separate bank accounts set up on behalf of each such customer, which are funded by the customer shortly in advance of the Company making any disbursements. These accounts are used only for the payment of the customer's invoices and the Company does not fund these accounts, therefore the balances in these accounts are not included on the accompanying consolidated balance sheets. As of December 31, 2010 and 2011, the total funds held by the Company on behalf of its customers were $1.2 million and $8.2 million, respectively.

        Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

        Income (Loss) Per Share—Income (loss) per common share is calculated in accordance with the provisions of ASC 260, Earnings per Share. Under ASC 260, public companies are required to report both basic and diluted income (loss) per common share. Basic and diluted income (loss) per share is computed by dividing the income (loss) applicable to common stockholders for the period by the weighted average number of shares of common stock outstanding during the period. The calculation of diluted income (loss) per share gives effect to potential common shares; however, potential common shares are excluded if their effect is antidilutive. Potential common shares are composed of shares of common stock issuable upon the exercise of outstanding stock options and warrants.

        Business Combinations and Valuation of Intangible Assets—Effective in 2009, the Company accounts for business combinations in accordance with ASC 805, Business Combinations. ASC 805 requires business combinations to be accounted for using the purchase method of accounting and includes specific criteria for recording intangible assets separate from goodwill and promotes greater use of fair values in financial reporting. Results of operations of acquired businesses are included in the financial statements of the acquiring company from the date of acquisition. Net assets of the acquired company are recorded at their fair value at the date of acquisition.

        Impairment of Goodwill and Certain Other Long-Lived Assets—As required by ASC 350, Goodwill and Other Intangible Assets, the Company tests goodwill for impairment. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Company has one reporting unit. The annual goodwill impairment test is a two-step process. First, the Company determines if the carrying value of its related reporting unit exceeds fair value, which would indicate that goodwill may be impaired. If the Company then determines that goodwill may be impaired, it compares the implied fair value of the goodwill to its carrying amount to determine if there is an impairment loss.

        The Company accounts for the impairment of long-lived assets other than goodwill in accordance with ASC 360, Accounting for the Impairment or Disposal of Long-Lived Asset. In accordance with ASC 360, the Company evaluates long-lived assets, including intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable based on expected undiscounted cash flows attributable to that asset or group of assets. The amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. The Company does not have any long-lived assets, including intangible assets, which it considers to be impaired

        Stock-Based Compensation—The Company follows ASC 718, Share-based Payment, for recording stock-based compensation. This statement requires recording stock-based awards at fair value. The Company also complies with the provisions of ASC 505, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, with respect to stock option grants to non-employees.

        Foreign Currency Translation—In 2010, the Company set up two new wholly owned international subsidiaries, Tangoe EU, B.V. in the Netherlands and Tangoe (China) Co. Ltd. in China. For 2010 and 2011, the international operations were immaterial to the overall consolidated financial statements of the Company. Gains and losses on foreign currency translation of the financial statements of foreign operations whose functional currency is other than the U.S. dollar, are included in accumulated other comprehensive income(loss). Assets and liabilities of foreign operations are translated at year-end exchange rates and revenue and expense are translated at average rates in effect during the year. Foreign currency exchange gains and losses from transactions and balances denominated in a currency other than the functional currency are recorded in the consolidated statement of operations.